Related-party transactions	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Related-party transactions	Related-party transactions

The following is a summary of the balances and transactions with related parties:

Related party	Relationship	Description of transaction	Loss included in the statement of income			Balance receivable (payable)/(equity)
			2024	2023	2022	2024	2023

Management and selected employees	Employment	Compensation selected employees	(7,515)	(8,218)	(11,497)	(17,409)	(18,781)